Trade and other receivables and Other non-current assets - Summary of Trade and Other Receivables (Parenthetical) (Detail) ₨ in Millions, $ in Millions		12 Months Ended
	May 21, 2019	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Apr. 01, 2019 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Fixed deposit under lien with banks		₨ 302		$ 4	₨ 245
principal reserve created againt bank principal payments		214		3	0
Margin money included in trade and other receivables		42		1	50
Deposit in Site Restoration Fund		8,220		112	6,199
Trade receivables						₨ 76,700
Konkola Copper Mines [Member]
Disclosure of detailed information about financial instruments [line items]
Advance to related party		2,107		29	4,374
Provision for advances made to related parties		4,197		57	2,070
Konkola Copper Mines [Member] | ZCCM Investment Holdings Limited [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of equity holding	20.60%
Customer A [member]
Disclosure of detailed information about financial instruments [line items]
Other deposits		46		1	0
Outstanding trade receivables on disputes		828		11	3,871
Power Purchase Agreement outstanding trade receivables		16,047		219	12,978
Provision against claims raised in respect of short supply of power		2,180
Advance petroleum profit		0		0	3,219
Trade receivables		13,230		$ 181	₨ 13,490
Total claims raised in respect of short supply of power		4,130
Punjab state power corporation limited [member]
Disclosure of detailed information about financial instruments [line items]
Proceeds from PSPCL		₨ 13,771	$ 188